TAXATION (Narrative) (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2016	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 CNY (¥)
Income Tax [Line Items]
Federal corporate income tax rate	15.00%	15.00%			25.00%	25.00%	25.00%
Statutory reserves					¥ 570,176,203	¥ 516,885,853		$ 82,928,689
Utilization and reversal of valuation allowances					1,388,479	21,823,558	¥ 26,930,923
Deferred Tax Assets, Valuation Allowance					¥ 114,620,700	86,443,363	66,223,501		¥ 54,792,006
Income Tax Holiday, Description					subsidiaries are entitled to three-year tax exemption and three-year 50% CIT reduction tax holiday.
Income Tax Reconciliation Non deductible Expense Reversal Of Income Tax						17,300,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount			¥ 59,300,000	¥ 41,800,000
CHINA [Member]
Income Tax [Line Items]
Federal corporate income tax rate					25.00%
Reduced statutory rate					15.00%
Dividend distribution witholding tax					10.00%
Statutory reserves					¥ 3,250,957,069	3,121,934,696	2,869,500,611
Deferred tax liability reinvested earnings					¥ 162,547,853	¥ 156,096,735	¥ 143,475,031
CHINA [Member] | Minimum [Member]
Income Tax [Line Items]
Dividend distribution witholding tax					5.00%
HONG KONG [Member]
Income Tax [Line Items]
Federal corporate income tax rate					16.50%
LUXEMBURG [Member]
Income Tax [Line Items]
Federal corporate income tax rate					28.80%
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate					38.00%
SWITZERLAND [Member]
Income Tax [Line Items]
Federal corporate income tax rate						8.50%
GERMANY [Member]
Income Tax [Line Items]
Federal corporate income tax rate					33.00%
ITALY [Member]
Income Tax [Line Items]
Federal corporate income tax rate					27.90%
FRANCE [Member]
Income Tax [Line Items]
Federal corporate income tax rate					31.00%
PORTUGAL [Member]
Income Tax [Line Items]
Federal corporate income tax rate					23.00%
UNITED STATES [Member]
Income Tax [Line Items]
Federal corporate income tax rate					21.00%	35.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate					15.00%
State/Province tax rate					11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate					30.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate					34.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate					30.00%
Malaysia [Member]
Income Tax [Line Items]
Federal corporate income tax rate					24.00%
Income Tax Holiday, Description					a five year 100% tax exemption